Stock-Based Compensation - Schedule of Fair Value of Options Granted (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minimum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Risk-free interest rate	3.50%	3.90%	4.51%
Expected option term (years)	2 years 7 months 6 days	3 years 9 months 18 days	3 years 9 months 18 days
Expected share price volatility	95.90%	77.30%	61.10%
Maximum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Risk-free interest rate	4.37%	4.11%	4.67%
Expected option term (years)	3 years 9 months 14 days	5 years	5 years
Expected share price volatility	98.00%	84.30%	66.30%